CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Redeemable Noncontrolling Interest
Beginning balance (As Previously Reported) at Dec. 31, 2016	$ 4,451		$ 25	$ (9)	$ 4,408	$ 1,787	$ (1,767)	$ 7
Beginning balance at Dec. 31, 2016	4,320		25	(9)	4,408	1,652	(1,762)	6
Beginning balance (As Previously Reported) at Dec. 31, 2016									$ 21
Beginning balance at Dec. 31, 2016									21
Adoption of ASC 606 (Adjustment Due to ASC)	(131)					(135)	5	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	334					330		4
Net income (loss), redeemable non controlling interests									8
Other comprehensive loss, net of tax	(198)	[1]					(196)	(2)
Dividend paid	(162)					(161)		(1)	(4)
Acquisition of treasury stock	(29)			(29)
Common shares issued from treasury stock and capital increase for share-based compensation	24			30	(6)
Share-based compensation expense	15				15
Other changes	(1)				(1)
Ending balance at Sep. 30, 2017	4,303		25	(8)	4,416	1,821	(1,958)	7
Ending balance at Sep. 30, 2017									25
Beginning balance (As Previously Reported) at Dec. 31, 2017	4,400		25	(10)	4,412	1,921	(1,958)	10
Beginning balance at Dec. 31, 2017	4,232	[2]	25	(10)	4,412	1,763	(1,966)	8
Beginning balance (As Previously Reported) at Dec. 31, 2017									25
Beginning balance at Dec. 31, 2017	25	[2]							25
Adoption of ASC 606 (Adjustment Due to ASC)	(168)					(158)	(8)	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	832					814		18	9
Other comprehensive loss, net of tax	51						58	(7)
Dividend paid	(235)					(235)			(5)
Acquisition of treasury stock	(156)			(156)
Common shares issued from treasury stock and capital increase for share-based compensation	2			37	(35)
Share-based compensation expense	25				25
Other changes	(4)				(7)			3
Ending balance at Sep. 30, 2018	4,747		$ 25	$ (129)	$ 4,395	$ 2,342	$ (1,908)	$ 22
Ending balance at Sep. 30, 2018	$ 29								$ 29

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).